Intangible Assets (Summary Of Intangible Assets, Net Of Accumulated Amortization Included In The Consolidated Statements) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Beginning balance		$ 191,307		$ 145,932		$ 141,943
Goodwill, Amortization expense		0		0		0
Goodwill, Additions		64	[1]	45,375	[2]	3,989	[2]
Goodwill, Ending balance		191,371		191,307		145,932
Other Intangible Assets, Beginning Balance	[3]	26,215		29,518		21,988
Other Intangible Assets, Amortization expense	[3]	(5,198)		(5,253)		(4,170)
Other Intangible Assets, Additions	[3]	0		1,950		11,700
Other Intangible Assets, Ending Balance	[3]	$ 21,017		$ 26,215		$ 29,518

[1]	The 2016 increase in goodwill was for tax adjustments related to the TAF acquisition.
[2]	See Note 2-Acquisitions and Divestures for further details regarding goodwill related to acquisitions
[3]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete